Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 32,000	$ 161,000
Prepaid expenses and other current assets	0	131,000
Taxes recoverable	12,000	347,000
Total Current Assets	44,000	639,000
Capitalized development costs	0	4,775,000
Intangible assets, net	37,518,000	1,554,000
Goodwill	18,964,000	241,000
Long-term prepaid expenses	518,000	518,000
Total Assets	57,044,000	7,727,000
Current Liabilities
Accounts Payable, Current	6,621,000	9,799,000
Accrued liabilities	3,779,000	2,371,000
Taxes payable	0	14,000
Operating lease liability	0	28,000
Short term convertible and non-convertible promissory notes, net of debt issuance costs	6,161,000	24,851,000
Convertible note measured at fair value	9,900,000	1,702,000
Warrant liability	0	811,000
Other liabilities	7,561,000	0
Total Current Liabilities	34,022,000	39,576,000
Long term convertible and non-convertible promissory notes, net of debt issuance costs	0	1,629,000
Operating lease liability, net of current portion	0	407,000
Total Liabilities	34,022,000	41,612,000
Shareholders' Equity / (Deficit)
Common stock, $0.0001 par value, 2 billoin authorized as of December 31, 2025 and 300 million authorized as of December 31, 2024; 724,658 issued and outstanding as of December 31, 2025 and 25,189 issued and outstanding as of December 31, 2024.	0	0
Additional paid in capital	33,712,000	35,927,000
Foreign currency translation reserve	(2,473,000)	(2,679,000)
Accumulated deficit	(73,619,000)	(67,133,000)
Shareholders’ Equity / (Deficit) attributable to Alternus Clean Energy Inc.	3,431,000	(33,885,000)
Noncontrolling interest	19,591,000	0
Total Shareholders' Equity / (Deficit)	23,022,000	(33,885,000)
Total Liabilities and Shareholders' Equity / (Deficit)	57,044,000	7,727,000
Series A Preferred Stock [Member]
Shareholders' Equity / (Deficit)
Preferred stock	60,000	0
Series B Preferred Stock [Member]
Shareholders' Equity / (Deficit)
Preferred stock	42,920,000	0
Series C Preferred Stock [Member]
Shareholders' Equity / (Deficit)
Preferred stock	$ 2,831,000	$ 0